Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)	Net Income ($ in thousands)	Total Revenues ($ in thousands)(6)
2025	$1,933,609	$1,933,609	$603,695	$759,507	$250.4	199.2	$137,372	$1,289,897
2024	$3,481,027	$3,481,027	$747,118	$737,069	118.0	177.2	$125,808	$1,161,042
2023	$287,166	$287,166	$431,870	$478,843	116.6	128.1	$94,108	$703,831
2022	$163,097	$163,097	$238,898	$238,898	36.3	82.1	$23,972	$490,071

Company Selected Measure Name	Total revenues
Named Executive Officers, Footnote	Mr. Larry Lei Wu was the PEO for each of the years in the table.
Peer Group Issuers, Footnote	For purposes of calculating the Peer Group Total Shareholder Return (“TSR”), we utilized the Dow Jones Internet Commerce Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the 2025 Annual Report. The comparison assumes $100 was invested in the Company's Class A ordinary shares for the period starting
August 18, 2022, the first day the Company’s Class A ordinary shares began trading on the Nasdaq Global Market through the end of the fiscal year. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 1,933,609	$ 3,481,027	$ 287,166	$ 163,097
PEO Actually Paid Compensation Amount	$ 1,933,609	3,481,027	287,166	163,097
Adjustment To PEO Compensation, Footnote	For each year, the amount shown in Compensation Actually Paid to PEO in the table above equals the Summary Compensation Table Total for PEO because all equity awards granted to our PEO were vested immediately upon grant, and therefore there are no outstanding and unvested equity awards for our PEO.
Non-PEO NEO Average Total Compensation Amount	$ 603,695	747,118	431,870	238,898
Non-PEO NEO Average Compensation Actually Paid Amount	$ 759,507	737,069	478,843	238,898
Adjustment to Non-PEO NEO Compensation Footnote	The individuals comprising our Non-PEO NEOs for 2025 were Ms. Erica Xiaoyang Wei, Mr. Xinyan Hao, Mr. Xin Wan and Mr. Marshall Bernes. The individuals comprising our Non-PEO NEOs for 2024 were Ms. Erica Xiaoyang Wei, Mr. Xinyan Hao, Mr. Xin Wan and Mr. Iman Schrock. The individuals comprising our Non-PEO NEOs for each of 2023 and 2022 were Mr. David Kwok Hei Lau, Mr. Xinyan Hao, Mr. Xin Wan and Mr. Iman Schrock.
(4)Average Compensation Actually Paid to our Non-PEO NEOs in the table above reflects the following adjustments from the Summary Compensation Table for the years set forth in the table below. The amounts shown for average Compensation Actually Paid to our non-PEO NEOs have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by our non-PEO NEOs during the applicable year.

	Non-PEO NEOs
	2025	2024	2023	2022
Average Summary Compensation Total	$603,695	$747,118	$431,870	$238,898
Less: Grant Date Fair Value of Stock Awards Granted in Current Year	$170,805	$472,710	$125,084	$75,000
Plus: Fair Value of Stock Awards Granted in Current Year and Unvested as of Year End	$37,635	$104,175	$64,681	$—
Plus: Change in Fair Value from Prior Year End to Current Year End of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$116,775	$—	$—	$—
Plus: Change in Fair Value from Prior Year End to Vesting Date of Vested Awards Granted in Prior Years	$39,038	$60,263	$—	$—
Plus: Fair Value at Vesting Date of Vested Awards Granted in Current Year	$133,170	$298,223	$107,376	$75,000
Average Compensation Actually Paid	$759,507	$737,069	$478,843	$238,898

Compensation Actually Paid vs. Total Shareholder Return
The following graph reflects the relationship between the compensation actually paid for our PEO and for the average of our other Non-PEO NEOs as calculated in accordance with Item 402(v) of Regulation S-K, our Total Shareholder Return, and the Peer Group TSR of the Dow Jones Internet Commerce Index over the applicable measurement period.

Compensation Actually Paid vs. Net Income
The following graph reflects the relationship between the compensation actually paid for our PEO and for the average of our other Non-PEO NEOs as calculated in accordance with Item 402(v) of Regulation S-K, and our net income calculated in accordance with GAAP over the applicable measurement period:

Compensation Actually Paid vs. Company Selected Measure
The following graph reflects the relationship between the compensation actually paid for our PEO and for the average of our other Non-PEO NEOs as calculated in accordance with Item 402(v) of Regulation S-K, and our total revenues calculated in accordance with GAAP over the applicable measurement period:

Total Shareholder Return Vs Peer Group
The following graph reflects the relationship between the compensation actually paid for our PEO and for the average of our other Non-PEO NEOs as calculated in accordance with Item 402(v) of Regulation S-K, our Total Shareholder Return, and the Peer Group TSR of the Dow Jones Internet Commerce Index over the applicable measurement period.

Tabular List, Table

Total Revenues
Net Income
GigaCloud Marketplace GMV(1)
Adjusted EBITDA(2)

Total Shareholder Return Amount	$ 250.4	118.0	116.6	36.3
Peer Group Total Shareholder Return Amount	199.2	177.2	128.1	82.1
Net Income (Loss)	$ 137,372,000	$ 125,808,000	$ 94,108,000	$ 23,972,000
Company Selected Measure Amount	1,289,897,000	1,161,042,000	703,831,000	490,071,000
PEO Name	Mr. Larry Lei Wu
Additional 402(v) Disclosure	Total revenues is the company-selected financial measure from the list of the most important performance measures used to link compensation actually paid to our PEO and other Non-PEO NEOs to our Company’s performance.GigaCloud Marketplace GMV is the total gross merchandise value of transactions ordered through our GigaCloud Marketplace including GigaCloud 3P and GigaCloud 1P, before any deductions of value added tax, goods and services tax, shipping charges paid by buyers to sellers and any refunds.
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	GigaCloud Marketplace GMV(1)
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA(2)
Non-GAAP Measure Description	Adjusted EBITDA is net income excluding interest, income taxes and depreciation and amortization, further adjusted to exclude share-based compensation expenses and non-recurring items.
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (170,805)	$ (472,710)	$ (125,084)	$ (75,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,635	104,175	64,681	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	116,775	0	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	133,170	298,223	107,376	75,000
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 39,038	$ 60,263	$ 0	$ 0